Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance Disclosure

In August 2022, the SEC issued a rule requiring disclosure of the relationship between executive compensation actually paid to the achievement of the Company’s financial and operational performance objectives. The following table provides information for our NEOs calculated in accordance with SEC regulations for the year ended December 31, 2020, 2021 and 2022:

							Value of Initial Fixed $100 Investment Based On:		Stated in Millions
Year	Summary Compensation Table Total for First CEO (1)	Summary Compensation Table Total for Second CEO (1)	Compensation Actually Paid to First CEO (2)(5)	Compensation Actually Paid to Second CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)(5)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income	ROIC Percentile Rank (4)
2022	6,406,396	—	4,556,233	—	1,602,577	1,251,954	54.77	77.80	19,658	72nd
2021	6,548,130	—	3,511,963	—	1,512,288	790,566	60.07	51.07	20,219	100th
2020	5,445,044	12,531,614	3,820,946	9,059,322	2,027,272	1,381,972	71.12	54.86	(97,497)	87th
(1)
The CEO and the non-CEO NEOs for each year are as follows:
a.
2022: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham and Mr. Tattoli
b.
2021: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham, and Mr. Tattoli
c.
2020: Mr. Bruno (CEO from May 29, 2020 to Present, or “First CEO”), Mr. Demshur (CEO from January 1, 2020 to May 29, 2020, or “Second CEO”) and Mr. Hill
(2)
The values in this column disclose the amount of compensation actually paid calculated in accordance with SEC rules. These amounts do not reflect the actual amounts of compensation paid to our NEOs during the respective year. More detailed tables follow these footnotes to explain the adjustments that were made to Summary Compensation Table values.
(3)
The values in this column disclose the average cumulative total shareholder return of the Compensation Peer Group as of December 31, 2022. The Compensation Peer Group is used by the Company for purposes of determining relative performance. Total Shareholder Return has been calculated in the same manner as provided in Item 201(e) of Regulation S-K under the Exchange Act.
(4)
ROIC is one of the performance conditions associated with NEO equity incentive compensation. ROIC percentile rank reflects proforma adjustments for extraordinary events occurring in 2020 and 2022. ROIC is based on Bloomberg's calculation on the trailing four quarters from the most recently reported quarter and the balance sheet of the most recent reported quarter.
(5)
There are no actuarial pension plans or other pension-related costs for our CEO and other NEOs during the respective year.

The following tables contain a breakdown of the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” included in the table above.

	2022	2021	2020
FIRST CEO SUMMARY COMPENSATION TABLE TOTALS	6,406,396	6,548,130	5,445,044
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(4,873,523)	(4,939,861)	(4,257,913)
Fair value at year end of equity awards granted during the year	3,576,792	2,897,202	3,425,467
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(370,096)	(669,496)	(515,960)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(183,336)	(194,179)	(152,691)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	(129,833)	(123,000)
Total Equity Award Related Adjustments	(1,850,163)	(3,036,168)	(1,624,098)
COMPENSATION ACTUALLY PAID TOTALS	4,556,233	3,511,963	3,820,946
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our CEO, Mr. Bruno, for the respective year. See the Summary Compensation Table for details.

	2022	2021	2020
SECOND CEO SUMMARY COMPENSATION TABLE TOTALS	—	—	12,531,614
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	—	—	(6,750,425)
Fair value at year end of equity awards granted during the year	—	—	5,430,678
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(1,225,401)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	—	—	(469,144)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	—
Actuarial Present Value of Pension Benefits	—	—	(708,000)
Pension Benefit Adjustments for CEO	—	—	250,000
Total Equity Award Related Adjustments	—	—	(3,472,292)
COMPENSATION ACTUALLY PAID TOTALS	—	—	9,059,322
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our former CEO, Mr. Demshur, for the respective year. See the Summary Compensation Table for details.

	2022	2021	2020
NON-CEO NEOS SUMMARY COMPENSATION TABLE TOTALS	1,602,577	1,512,288	2,027,272
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(999,662)	(932,088)	(1,479,243)
Fair value at year end of equity awards granted during the year	733,675	414,082	1,190,043
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(53,477)	(105,186)	(262,584)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(31,159)	(37,835)	(29,016)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	(60,694)	(64,500)
Total Equity Award Related Adjustments	(350,623)	(721,722)	(645,300)
COMPENSATION ACTUALLY PAID TOTALS	1,251,954	790,566	1,381,972
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our other NEOs (other than the CEO) for the respective year. See the Summary Compensation Table for details.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote [Text Block]
(1)
The CEO and the non-CEO NEOs for each year are as follows:
a.
2022: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham and Mr. Tattoli
b.
2021: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham, and Mr. Tattoli
c.
2020: Mr. Bruno (CEO from May 29, 2020 to Present, or “First CEO”), Mr. Demshur (CEO from January 1, 2020 to May 29, 2020, or “Second CEO”) and Mr. Hill

Peer Group Issuers, Footnote [Text Block]
(3)
The values in this column disclose the average cumulative total shareholder return of the Compensation Peer Group as of December 31, 2022. The Compensation Peer Group is used by the Company for purposes of determining relative performance. Total Shareholder Return has been calculated in the same manner as provided in Item 201(e) of Regulation S-K under the Exchange Act.

Adjustment To PEO Compensation, Footnote [Text Block]

The following tables contain a breakdown of the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” included in the table above.

	2022	2021	2020
FIRST CEO SUMMARY COMPENSATION TABLE TOTALS	6,406,396	6,548,130	5,445,044
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(4,873,523)	(4,939,861)	(4,257,913)
Fair value at year end of equity awards granted during the year	3,576,792	2,897,202	3,425,467
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(370,096)	(669,496)	(515,960)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(183,336)	(194,179)	(152,691)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	(129,833)	(123,000)
Total Equity Award Related Adjustments	(1,850,163)	(3,036,168)	(1,624,098)
COMPENSATION ACTUALLY PAID TOTALS	4,556,233	3,511,963	3,820,946
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our CEO, Mr. Bruno, for the respective year. See the Summary Compensation Table for details.

	2022	2021	2020
SECOND CEO SUMMARY COMPENSATION TABLE TOTALS	—	—	12,531,614
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	—	—	(6,750,425)
Fair value at year end of equity awards granted during the year	—	—	5,430,678
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(1,225,401)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	—	—	(469,144)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	—
Actuarial Present Value of Pension Benefits	—	—	(708,000)
Pension Benefit Adjustments for CEO	—	—	250,000
Total Equity Award Related Adjustments	—	—	(3,472,292)
COMPENSATION ACTUALLY PAID TOTALS	—	—	9,059,322
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our former CEO, Mr. Demshur, for the respective year. See the Summary Compensation Table for details.

Non-PEO NEO Average Total Compensation Amount	$ 1,602,577	$ 1,512,288	$ 2,027,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,251,954	790,566	1,381,972
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
NON-CEO NEOS SUMMARY COMPENSATION TABLE TOTALS	1,602,577	1,512,288	2,027,272
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(999,662)	(932,088)	(1,479,243)
Fair value at year end of equity awards granted during the year	733,675	414,082	1,190,043
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(53,477)	(105,186)	(262,584)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(31,159)	(37,835)	(29,016)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	(60,694)	(64,500)
Total Equity Award Related Adjustments	(350,623)	(721,722)	(645,300)
COMPENSATION ACTUALLY PAID TOTALS	1,251,954	790,566	1,381,972
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our other NEOs (other than the CEO) for the respective year. See the Summary Compensation Table for details.

Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2022

The following table contains the five most important financial performance measures used by our Compensation Committee to link “compensation actually paid” to our First and Second CEO and other NEOs in 2022 with Company performance. Each of these performance measures are discussed further herein above.

Most Important Performance Measures
End of Performance Period ROIC Percentile Rank
Revenue Growth
Expansion of Operating Margins
EPS Growth
Total Shareholder Return

The charts on the following page reflect that the Compensation Actually Paid (“CAP”) over the three-year period ended December 31, 2022. Factors impacting the First and Second CEOs’ and Other NEOs’ CAP over the three-year period include:

•
Flucturation in the Company’s share price impacting the value of vested and unvested PSAP awards.
•
Temporary reduction in the base salaries for the First CEO and Other NEOs by 20% during the global pandemic. These temporary reductions were effective from April 2020 through December 2021.
•
The First CEO determined that bonuses earned by the First CEO and Other NEOs would not be paid in 2020. Bonuses for the First CEO and Other NEOs in 2021 and 2022 were paid at a reduced rate from what was earned, 35% for 2021 and 50% for 2022.
•
In 2020, the CAP for our Second CEO was increased by approximately $4 million due to a separation payment in accordance with the terms of his employment agreement.

Compensation Actually Paid vs. TSR (CLB & Peers)

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. ROIC Rank

Total Shareholder Return Amount	$ 54.77	60.07	71.12
Peer Group Total Shareholder Return Amount	77.80	51.07	54.86
Net Income (Loss)	$ 19,658,000,000	$ 20,219,000,000	$ (97,497,000,000)
Company Selected Measure Amount	0.72	1	0.87
PEO Name	Mr. Bruno	Mr. Bruno	Mr. Bruno
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	End of Performance Period ROIC Percentile Rank
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Expansion of Operating Margins
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EPS Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
First CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,406,396	$ 6,548,130	$ 5,445,044
PEO Actually Paid Compensation Amount	4,556,233	3,511,963	3,820,946
Second CEO [member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	12,531,614
PEO Actually Paid Compensation Amount	0	0	9,059,322
PEO [Member] | First CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,850,163)	(3,036,168)	(1,624,098)
PEO [Member] | First CEO [Member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,873,523)	(4,939,861)	(4,257,913)
PEO [Member] | First CEO [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,576,792	2,897,202	3,425,467
PEO [Member] | First CEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(370,096)	(669,496)	(515,960)
PEO [Member] | First CEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(183,336)	(194,179)	(152,691)
PEO [Member] | First CEO [Member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | First CEO [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | First CEO [Member] | Salary Reduction Due to COVID-19 Business Interruptions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(129,833)	(123,000)
PEO [Member] | Second CEO [member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(3,472,292)
PEO [Member] | Second CEO [member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(6,750,425)
PEO [Member] | Second CEO [member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	5,430,678
PEO [Member] | Second CEO [member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,225,401)
PEO [Member] | Second CEO [member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(469,144)
PEO [Member] | Second CEO [member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Second CEO [member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Second CEO [member] | Salary Reduction Due to COVID-19 Business Interruptions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Second CEO [member] | Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(708,000)
PEO [Member] | Second CEO [member] | Pension Benefit Adjustments for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	250,000
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(350,623)	(721,722)	(645,300)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(999,662)	(932,088)	(1,479,243)
Non-PEO NEO [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	733,675	414,082	1,190,043
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,477)	(105,186)	(262,584)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,159)	(37,835)	(29,016)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Salary Reduction Due to COVID-19 Business Interruptions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (60,694)	$ (64,500)